Taxation - Schedule of Tax Effects of Temporary Differences that Give Rise to Deferred Tax Asset Balances (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Tax loss carried forwards	¥ 455,210	¥ 387,083
Impairment loss of investments	47,920	29,570
Unrealized profits arising from elimination of inter-company transactions	4,478	6,326
Deferred revenue	1,856	2,302
Others	2,557	3,428
Total deferred tax assets	512,021	428,709
Less: Valuation allowance	(512,021)	(428,709)	¥ (316,469)	¥ (171,236)
Deferred tax liabilities
Identifiable intangible assets arising from the Acquisition	(18,025)	(21,784)
Unrealized gains on investments	(5,380)	(20,533)
Total deferred tax liabilities	(23,405)	(42,317)
Net deferred tax liabilities	¥ (23,405)	¥ (42,317)